Net Loss per Share - Additional information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Earnings Per Share [Abstract]
Deemed dividend to the preferred stockholders | $	$ 2,829
Increase in net loss per share from deemed dividend | $ / shares	$ 9.14